Significant Accounting Policies - Lease (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease asset	$ 10,666	$ 12,260	$ 7,176
Operating lease liability	$ 10,236	$ 11,748